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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANY

                   Investment Company Act file number 811-1743

                                  Spectra Fund

              ----------------------------------------------------
               (Exact name of registrant as specified in charter)

                   111 Fifth Avenue, New York, New York 10003

          -------------------------------------------------------------
               (Address of principal executive offices) (Zip code)

                                 Mr. Hal Liebes

                           Fred Alger Management, Inc.

                                111 Fifth Avenue

                            New York, New York 10003

          -------------------------------------------------------------
                     (Name and address of agent for service)

Registrant's telephone number, including area code: 212-806-8800

Date of fiscal year end: October 31

Date of reporting period: January 31, 2006

ITEM 1.  Schedule of Investments.


               SPECTRA FUND
               Schedule of Investments(Unaudited)
               January 31, 2006

SHARES         COMMON STOCKS--94.1%                                    VALUE
------                                                             ------------

               AEROSPACE & DEFENSE--.9%
       88,800  BE Aerospace, Inc.*                                 $  1,866,576
                                                                   ------------

               AIR FREIGHT & LOGISTICS--2.1%
       40,900  UTI Worldwide, Inc.                                    4,283,457
                                                                   ------------

               BIOTECHNOLOGY--1.8%
       49,800  ARIAD Pharmaceuticals, Inc.*                             307,764
       95,100  Vertex Pharmaceuticals Incorporated*                   3,396,972
                                                                   ------------
                                                                      3,704,736
                                                                   ------------

               CAPITAL MARKETS--2.6%
       42,200  Bear Stearns Companies Inc.                            5,336,612
                                                                   ------------

               CHEMICALS--1.3%
       58,700  Lubrizol Corporation                                   2,684,938
                                                                   ------------

               COMMERCIAL SERVICES & SUPPLIES--.3%
       57,400  Traffic.com, Inc.*                                       688,800
                                                                   ------------

               COMMUNICATION EQUIPMENT--1.7%
       61,200  Motorola, Inc.                                         1,389,852
       43,400  QUALCOMM Inc.                                          2,081,464
                                                                   ------------
                                                                      3,471,316
                                                                   ------------

               COMMUNICATION TECHNOLOGY--1.0%
       73,500  Nextel Partners, Inc. Cl. A*                           2,057,265
                                                                   ------------

               COMPUTERS & PERIPHERALS--5.5%
      186,000  EMC Corporation*                                       2,492,400
      196,100  Mobility Electronics, Inc.*                            2,055,128
       92,300  Network Appliance, Inc. *                              2,879,760
       95,900  Seagate Technology                                     2,501,072
       58,400  Synaptics Incorporated*                                1,607,168
                                                                   ------------
                                                                     11,535,528
                                                                   ------------

               ELECTRONIC EQUIPMENT & INSTRUMENTS--2.3%
       47,000  Evergreen Solar, Inc.*                                   725,210
       75,615  Multi-Fineline Electronix, Inc.*                       4,065,062
                                                                   ------------
                                                                      4,790,272
                                                                   ------------

               ENERGY EQUIPMENT & SERVICES--2.9%
       70,400  GulfMark Offshore, Inc.*                               2,306,304
       48,700  National-Oilwell Varco Inc.*                           3,704,609
                                                                   ------------
                                                                      6,010,913
                                                                   ------------

               FINANCIAL INFORMATION SERVICES--2.5%
       77,600  Genworth Financial Inc. Cl. A                          2,542,176
       49,000  GFI Group Inc.*                                        2,674,910
                                                                   ------------
                                                                      5,217,086
                                                                   ------------

               FINANCIAL SERVICES--.8%
       45,600  International  Securities Exchange, Inc.*              1,694,040
                                                                   ------------

               FOOD & STAPLES RETAILING--1.7%
      132,100  CVS Corporation                                        3,667,096
                                                                   ------------


               FREIGHT & LOGISTICS--1.3%
       28,050  FedEx Corp.                                            2,837,258
                                                                   ------------


               HEALTH CARE EQUIPMENT & SUPPLIES--1.1%
       47,300  St. Jude Medical, Inc.*                                2,323,849
                                                                   ------------

               HEALTH CARE PROVIDERS & SERVICES--4.8%
       38,550  Caremark Rx, Inc.*                                     1,900,515
       42,950  Humana Inc.*                                           2,395,322
       96,580  UnitedHealth Group Incorporated                        5,738,783
                                                                   ------------
                                                                     10,034,620
                                                                   ------------

SHARES         COMMON STOCKS--94.1% (continued)                        VALUE
------                                                             ------------
               HOTELS, RESTAURANTS & LEISURE--6.3%
       29,800  Carnival Corporation                                   1,542,448
      239,200  GTECH Holdings Corporation                             7,994,064
       29,900  Orient-Express Hotels Ltd. Cl. A                         965,172
       79,700  Penn National Gaming, Inc.*                            2,558,370
                                                                   ------------
                                                                     13,060,054
                                                                   ------------

               HOUSEHOLD PRODUCTS--4.1%
      144,202  Procter & Gamble Company                               8,541,084
                                                                   ------------

               INDUSTRIAL CONGLOMERATES--3.0%
      190,600  General Electric Company                               6,242,150
                                                                   ------------

               INSURANCE--2.8%
       51,200  American International Group, Inc.                     3,351,552
       76,940  Endurance Specialty Holdings Limited                   2,533,634
                                                                   ------------
                                                                      5,885,186
                                                                   ------------

               INTERNET & CATALOG RETAIL--1.3%
       63,700  eBay Inc.*                                             2,745,470
                                                                   ------------

               INTERNET SOFTWARE & SERVICES--3.7%
       50,600  DealerTrack Holdings Inc.*                             1,009,470
        9,800  Google Inc. Cl. A*                                     4,245,850
      121,800  Openwave Systems, Inc.*                                2,626,008
                                                                   ------------
                                                                      7,881,328
                                                                   ------------

               LEISURE & ENTERTAINMENT--.3%
       22,450  CBS Corporation Cl. B                                    586,619
                                                                   ------------

               MACHINERY--2.4%
       30,900  Caterpillar Inc.                                       2,098,110
       41,500  Terex Corporation*                                     2,925,750
                                                                   ------------
                                                                      5,023,860
                                                                   ------------

               MACHINERY - OIL WELL EQUIPMENT & SERVICES--.8%
       48,100  Patterson-UTI Energy, Inc.                             1,809,522
                                                                   ------------

               MANUFACTURING--.8%
       67,600  American Power Conversion Corp.                        1,602,120
                                                                   ------------

               MEDIA--4.0%
       70,900  Disney (Walt) Company                                  1,794,479
       28,600  Focus Media Holding Limited ADR*#                      1,561,274
       39,600  NeuStar, Inc. Cl. A*                                   1,148,796
      111,100  Time Warner Inc.                                       1,947,583
       74,900  XM Satellite Radio Holdings Inc. Cl. A*                1,960,882
                                                                   ------------
                                                                      8,413,014
                                                                   ------------

               METALS & MINING--3.0%
        6,600  Inco Limited                                             338,448
      553,300  Paladin Resources Limited*                             1,482,844
       44,200  Peabody Energy Corporation                             4,398,342
                                                                   ------------
                                                                      6,219,634
                                                                   ------------

               OIL & GAS--7.1%
      135,800  Exxon Mobil Corporation                                8,521,450
       61,400  Talisman Energy Inc.                                   3,741,102
       38,900  Valero Energy Corporation                              2,428,527
                                                                   ------------
                                                                     14,691,079
                                                                   ------------

               OIL GAS AND GAS EXPLORATION SERVICES--1.1%
      188,900  Petrobank Energy and Resources Ltd.*                   2,283,801
                                                                   ------------

               PHARMACEUTICAL PREPARATIONS--1.6%
       76,200  Adams Respiratory Therapeutics, Inc.*                  3,290,316
                                                                   ------------

               RESTAURANTS--.8%
       78,300  McCormick & Schmick's Seafood Restaurants, Inc.*       1,683,450
                                                                   ------------

SHARES         COMMON STOCKS--94.1% (concluded)                        VALUE
------                                                             ------------
               SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT--5.0%
       30,000  Advanced Micro Devices, Inc.*                          1,255,800
      350,000  Applied Micro Circuits Corporation*                    1,151,500
       32,700  Broadcom Corporation Cl. A *                           2,230,140
       35,700  Marvell Technology Group Ltd.*                         2,442,594
       86,800  Tessera Technologies Inc.*                             2,801,904
       18,900  Trident Microsystems, Inc.*                              493,668
                                                                   ------------
                                                                     10,375,606
                                                                   ------------

               SOFTWARE--5.1%
      248,400  Microsoft Corporation                                  6,992,460
      142,400  VeriFone Holdings Inc.*                                3,634,048
                                                                   ------------
                                                                     10,626,508
                                                                   ------------

               SPECIALTY RETAIL--1.6%
       48,800  Abercrombie & Fitch Co. Cl. A                          3,239,832
                                                                   ------------

               TOBACCO--2.0%
       57,800  Altria Group, Inc.                                     4,181,252
                                                                   ------------

               WIRELESS TELECOMMUNICATION SERVICES--2.7%
       35,600  America Movil S.A. de C.V. Series L ADR#               1,200,788
       88,500  NII Holdings Inc. Cl. B*                               4,377,210
                                                                   ------------
                                                                      5,577,998
                                                                   ------------

               Total Common Stocks                                  196,164,245
                                                                   ------------
               (Cost $168,965,346)

Principal      SHORT-TERM INVESTMENTS--.4%
  AMOUNT       U.S. AGENCY OBLIGATIONS
  ------
     $783,000  Federal Home Loan Banks, 4.24%, 2/1/06
                (Cost $783,000)                                         783,000
                                                                   ------------

               Total Investments
               (Cost $169,748,346)(a)                     94.5%     196,947,245
               Other Assets in Excess of Liabilities       5.5       11,416,320
                                                         -----     ------------
               Net Assets                                100.0%    $208,363,565
                                                         =====     ============

================================================================================
               * Non-income producing security.

               # American Depositary Receipts.

               (a) At January 31, 2006, the net unrealized appreciation on investments, based on cost for federal income tax purposes of $169,748,346 amounted to $27,198,899 which consisted of aggregate gross unrealized appreciation of $28,973,675 and aggregate gross unrealized depreciation of $1,774,776.

ITEM 2.  Controls and Procedures.

(a)  Based  on  their  evaluation  of  Registrant's   disclosure   controls  and
procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) as of a date within 90 days of the filing of this document, Registrant's principal executive officer and principal financial officer found Registrant's disclosure controls and procedures to provide reasonable assurances that information required to be disclosed by Registrant in the reports it files under the Securities Exchange Act of 1934 (a) is accumulated and communicated to Registrant's management, including its principal executive officer and principal financial officer, as appropriate to allow timely decisions regarding required disclosure, and (b) is recorded, processed, summarized and reported within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission.

(b) No changes in the registrant's internal control over financial reporting occurred during the registrant's last fiscal quarter that materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. Exhibits.

Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940 are attached as Exhibit 99.CERT

                                   SIGNATURES


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Spectra Fund

By /s/Daniel C. Chung

Daniel C. Chung

President

Date: March 13, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/Daniel C. Chung

Daniel C. Chung

President

Date: March 13, 2006

By /s/Frederick A. Blum

Frederick A. Blum

Treasurer

Date: March 13, 2006